Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment NO. 2 to registration statement to include first quarter financials.
Document Period End Date	Mar. 31, 2014
Trading Symbol	LDRH
Entity Registrant Name	LDR HOLDING CORP
Entity Central Index Key	0001348324
Entity Filer Category	Non-accelerated Filer